Inventories - Summary of Inventories Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of Inventory Disclosure [Line Items]
Raw materials and consumables	€ 17,596	€ 18,566
Work in progress	235,688	171,030
Finished goods	42,325	19,335
Total inventories	€ 295,609	€ 208,931